Consolidated statements of comprehensive income - CHF (SFr) SFr in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Comprehensive income
Net income/(loss)	SFr 2,011	SFr (948)	SFr (2,707)
Gains/(losses) on cash flow hedges	(10)	(27)	(20)
Foreign currency translation	(325)	(1,031)	515
Unrealized gains/(losses) on securities	(17)	(13)	1
Actuarial gains/(losses)	(391)	695	394
Net prior service cost	(135)	(121)	36
Gains/(losses) on liabilities related to credit risk	1,654	(1,976)	(1,043)
Other comprehensive income/(loss), net of tax	776	(2,473)	(117)
Comprehensive income/(loss)	2,787	(3,421)	(2,824)
Comprehensive income/(loss) attributable to noncontrolling interests	(15)	28	(2)
Comprehensive income/(loss) attributable to shareholders	2,802	(3,449)	(2,822)
Bank
Comprehensive income
Net income/(loss)	1,722	(1,228)	(2,889)
Gains/(losses) on cash flow hedges	(7)	(35)	(22)
Foreign currency translation	(321)	(1,015)	498
Unrealized gains/(losses) on securities	(18)	(13)	1
Actuarial gains/(losses)	31	21	210
Net prior service cost	(10)	0	0
Gains/(losses) on liabilities related to credit risk	1,442	(1,684)	(1,082)
Other comprehensive income/(loss), net of tax	1,117	(2,726)	(395)
Comprehensive income/(loss)	2,839	(3,954)	(3,284)
Comprehensive income/(loss) attributable to noncontrolling interests	(3)	(9)	11
Comprehensive income/(loss) attributable to shareholders	SFr 2,842	SFr (3,945)	SFr (3,295)